Revenue Recognition (Details) - Schedule of deferred revenues from contracts with customers - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule Of Deferred Revenues From Contracts With Customers Abstract
Trade receivables (net of allowance for credit losses of $3,967, $5,071 and $5,416 at January 1, 2021, December 31, 2021 and 2022, respectively)		$ 118,126	$ 116,975	$ 91,986
Unbilled receivables		26,114	19,614	14,842
Contract assets		4,240	5,482	4,231
Long-term unbilled receivables	[1]	2,548
Long-term trade receivables	[1]	735	1,318	1,410
Deferred revenues (short-term contract liabilities)		$ 9,808	$ 10,771	$ 8,793

[1]	Included in Other long-term receivables in the consolidated statements of financial position.